Supplementary Financial Statement Information (Earnings per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Amount for basic and diluted loss per share	$ (11,428)	$ (32,376)	$ (38,204)
Denominator:
Denominator for basic net loss per share - weighted average of shares	7,896,557	6,158,227	5,889,013
Effect of dilutive securities
Denominator for diluted net earnings per share - weighted average shares and assuming dilution	7,896,557	6,158,227	5,889,013
Basic and diluted loss per share attributed to Bluephoenix Shareholders	$ (1.45)	$ (5.26)	$ (6.49)